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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

Report for the calendar quarter ended March 31, 2006

Check here if Amendment ( )         Amendment Number:
This amendment is (check only one)  ( ) is a restatement
                                    ( ) adds new holdings entries

Institutional Investment Manager filing this report
Name            Josena Wilhelm
Address:        Terre Haute First National Bank
                One First Financial Plaza
                Terre Haute, IN 47807

Form 13F File Number: 28-7452

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager
Name:           Jennifer L Hanley
Title:          Trust Operations Officer
Phone:          (812) 238-6216

Signature, Place and Date of signing

Jennifer L Hanley               Terre Haute, IN         April 7, 2006
Signature                       City, State             Date

Report Type (Check only one)
(X)  13F HOLDINGS REPORT
     (check here if all holdings of this reporting manager are reported in this report)
( )  13F NOTICE
     (check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
( )  13F COMBINATION REPORT
     (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers)

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Report Summary

Number of other included managers                      0

Form 13F Information Table Entry Total                 384

Form 13F Information Table Entry Value Total           $140,195
                                                       (Thousands)
List of Other Managers

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Report is filed, other than the manager filing this report.

NONE